NEW ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS
March 31, 2024
(Unaudited)
	Shares	Value
COMMON STOCKS − 95.4%
Alternate Energy — 40.1%
Renewable Energy Power Producers & Developers — 36.5%
Acciona SA (Spain)	85,000	$10,348,599
Atlantica Sustainable Infrastructure PLC (United Kingdom)*	575,000	10,626,000
Boralex, Inc., Class A (Canada)	125,000	2,641,099
Brookfield Renewable Corp., Class A (Canada)	500,000	12,285,000
Brookfield Renewable Partners LP (Bermuda/Canada)**	150,000	3,484,500
Clearway Energy, Inc., Class A	650,000	13,981,500
EDP Renovaveis SA (Spain/Portugal)	836,000	11,314,569
Innergex Renewable Energy, Inc. (Canada)	1,250,000	7,423,125
Manawa Energy Ltd. (New Zealand)	650,000	1,766,958
NextEra Energy Partners LP*,**	415,000	12,483,200
Northland Power, Inc. (Canada)	325,000	5,287,750
Orron Energy AB (Sweden)***	250,000	166,200
Orsted A/S (Denmark)***	175,000	9,729,745
TransAlta Corp. (Canada)	866,115	5,569,119
		107,107,364
Solar Photovoltaic — 1.2%
Array Technologies, Inc.***	25,000	372,750
Canadian Solar, Inc. (Canada)***	75,000	1,482,000
Enphase Energy, Inc.***	10,000	1,209,800
Shoals Technologies Group, Inc., Class A***	55,000	614,900
		3,679,450
Wind Turbines — 2.4%
Vestas Wind Systems A/S (Denmark)***	250,000	6,978,746
		6,978,746
Total Alternate Energy		117,765,560
Utilities — 21.7%
Algonquin Power & Utilities Corp. (Canada)	200,000	1,264,000
American Water Works Co., Inc.	25,000	3,055,250
Avangrid, Inc.	350,000	12,754,000
EDP - Energias de Portugal SA (Portugal)	500,000	1,947,324
Enel SPA (Italy)	1,750,000	11,552,595
Eversource Energy	50,000	2,988,500
Hydro One Ltd. (Canada)	125,000	3,645,122
Iberdrola SA (Spain)	1,193,243	14,797,861
Infratil Ltd. (New Zealand)	1,800,000	11,711,215
		63,715,867
Energy Conservation — 9.2%
Carrier Global Corp.	50,000	2,906,500
The accompanying notes are an integral part of these Schedule of Investments.

NEW ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024
(Unaudited)
	Shares	Value
Johnson Controls International PLC (Ireland)	50,000	$3,266,000
Owens Corning, Inc.	25,000	4,170,000
Signify NV (Netherlands)	350,000	10,791,736
Trane Technologies PLC (Ireland)	20,000	6,004,000
		27,138,236
Energy Management — 8.8%
ABB Ltd. (Switzerland) SP ADR	50,000	2,318,000
Ameresco, Inc., Class A***	25,000	603,250
Siemens AG (Germany)	65,000	12,409,364
Terna-Rete Elettrica Nazionale (Italy)	1,280,000	10,577,909
		25,908,523
Sustainable Energy Financial Services — 6.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	650,000	18,460,000
		18,460,000
Water Systems — 5.8%
Veolia Environnement SA (France) ADR	850,000	13,790,400
Xylem, Inc.	25,000	3,231,000
		17,021,400
Transportation — 2.0%
BYD Co. Ltd. (China) ADR	100,000	5,077,000
Shimano, Inc. (Japan) ADR	50,000	746,000
		5,823,000
Energy Storage — 1.2%
Fluence Energy, Inc.***	50,000	867,000
Panasonic Holdings Corp. (Japan) ADR	225,000	2,133,000
QuantumScape Corp.***	75,000	471,750
		3,471,750
Recycling & Waste Management — 0.3%
Sims Ltd. (Australia) SP ADR	125,000	1,012,500
		1,012,500
Total Common Stocks (Cost $281,672,487)		280,316,836
The accompanying notes are an integral part of these Schedule of Investments.

NEW ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Concluded)
March 31, 2024
(Unaudited)
	Par	Value
CERTIFICATES OF DEPOSIT − 0.1%
Socially Concerned Banks — 0.1%
Alternatives Federal Credit Union 4.00% due 03/13/25	$ 200,000	$200,000
Self Help Credit Union 4.60% due 12/30/24	100,000	100,000
Total Certificates of Deposit (Cost $300,000)		300,000
Investments in Securities (Cost $281,972,487) — 95.5%		280,616,836
Other Assets in Excess of Liabilities — 4.5%		13,195,744
Net Assets — 100.0%		$293,812,580
*	These entities are commonly known as “Yieldco’s”. Yieldco’s are companies formed to own operating power assets which sell most of their electric production to major utilities under long term power purchase agreements. They are expected to pay most of their earnings in dividends to shareholders. They are similar in structure to Real Estate Investment Trusts (REITs).
**	Master Limited Partnership
***	Non-income producing security.
ADR	-American Depositary Receipts
LP	-Limited Partnership
PLC	-Public Limited Company
REIT	-Real Estate Investment Trust
SP ADR	-Sponsored American Depositary Receipts
The accompanying notes are an integral part of these Schedule of Investments.

NEW ALTERNATIVES FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2024
(Unaudited)
1) PORTFOLIO VALUATION –The New Alternatives Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued based on the official closing price or the last reported sale price on national securities exchanges where they are primarily traded or on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system as of the close of business on the day the securities are being valued. That is normally 4:00 p.m. Eastern time. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and asked prices prior to the market close is used. Short-term debt securities having a remaining maturity of 60 days or less are valued based on amortized cost. Certificates of Deposit securities are valued at amortized cost, provided such amount approximates market value and are categorized in Level 2.
Non-U.S. equity securities are valued based on their most recent closing market prices on their primary market and are translated from the local currency into U.S. dollars using current exchange rates on the day of valuation. The Fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As such, the Fund’s NAV may change on days when shareholders will not be able to purchase or redeem Fund shares.
If the market price of a security held by the Fund is unavailable at the time the Fund prices its shares at 4:00 p.m. Eastern time, the Fund will use the “fair value” of such security as determined in good faith by the Fund’s investment advisor as "valuation designee" under methods established by and under the general supervision of the Trust’s Board of Trustees. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investments. The Fund may use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchange on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. On a quarterly basis, the valuation designee’s fair value determinations will be reviewed by the Board of Trustees. The Fund does not invest in unlisted securities.
2) FAIR VALUE MEASUREMENTS – The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:
•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

NEW ALTERNATIVES FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2024
(Unaudited)
•	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund’s assets carried at fair value:
	Total Value at 03/31/2024	Level 1 - Quoted Price	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Common Stocks
Alternate Energy	$117,765,560	$115,124,461	$2,641,099	$—
Utilities	63,715,867	60,070,745	3,645,122	—
Energy Conservation	27,138,236	27,138,236	—	—
Energy Management	25,908,523	25,908,523	—	—
Sustainable Energy Financial Services	18,460,000	18,460,000	—	—
Water Systems	17,021,400	17,021,400	—	—
Transportation	5,823,000	5,823,000	—	—
Energy Storage	3,471,750	3,471,750	—	—
Recycling & Waste Management	1,012,500	1,012,500	—	—
Certificates of Deposit	300,000	—	300,000	—
Total	$280,616,836	$274,030,615	$6,586,221	$—
At the end of each calendar quarter, management evaluates the classification of Level 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
The Fund utilizes an external pricing service to fair value certain foreign securities in the event of any significant market movements between the time the Fund valued certain foreign securities and the

NEW ALTERNATIVES FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2024
(Unaudited)
earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were not deemed to have occurred at March 31, 2024, and therefore, the Fund did not utilize the external pricing service model adjustments. Transfers in and out between Levels are based on values at the end of the period.